united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Measured Risk Strategy Fund
Class A Shares (MRPAX)
Class I Shares (MRPIX)

Annual Report
November 30, 2017

1-855-907-3407
www.mrp.fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Measured Risk Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

The first fiscal year of the Measured Risk Strategy Fund is now behind us and we are pleased with our start. The concept of using option contracts to gain exposure to the short1 (or inverse) volatility index on the S&P 5002 has delivered a proof of concept, allowing us to generate positive returns slightly better than the S&P 500 Index through November 2017 while simultaneously holding 90% or more of the portfolio in short duration US Government T-Bills. Although the fund maintains the majority of its assets in fixed income, we do not anticipate any distributable income until the fund becomes much larger. There is no plan to start or maintain any specified level of distributions at this time.

The first part of the year produced a VIX3 reading of between 11 and 13 and this also provided excellent opportunity to participate in shorting volatility expectations. But after a brief spike in April to the 16 level, the volatility picture nearly collapsed with a historically low level of volatility for the remainder of the year, with just a few exceptions.

In this environment, taking the short side of volatility presents tremendous risk. Volatility is a mean-reverting index, meaning it may go through spikes and troughs, but return to a more normalized number, all things being equal. VIX readings below 10 are well below that long-term norm and as a result, a rise to higher values is almost assured.

Except that it wasn’t. 2017 may go into the books as one of the best years in history to be short volatility, on a direct risk basis. But the fund uses an approach that is more conservative, and while that conservative approach limited our gains, we enjoy the benefit of sleeping well at night.

[1]	In finance, “Short” generally refers to selling borrowed shares in the hopes that the shares can be purchased later at a lower cost to repay the borrowing at a profit. This can also be used to define the opposite directional movement of the underlying stock, index or benchmark.

[2]	The S&P 500 Composite Index (the “S&P 500 Index”) is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the broader stock market, and includes the common stocks of industrial, financial, utility, and transportation companies. The historical performance results of the S&P 500 Index do not reflect the deduction of transaction or custodial charges, nor the deduction of an investment management fee, which would decrease historical performance results. Investors cannot invest directly in the S&P 500 Index.

[3]	VIX is the ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. This measure is meant to be forward looking, is calculated from both calls and puts, and is a widely used measure of market risk. 4182-NLD-1/24/2018

MEASURED RISK STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmark:

Since Inception **
Measured Risk Strategy Fund- Class A	20.10%
Measured Risk Strategy Fund- Class A with Load	14.38%
Measured Risk Strategy Fund- Class I	20.30%
S&P 500 Total Return Index ***	19.91%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 9, 2016 is 2.40% and 2.15% for Class A and Class I shares, respectively. Class A shares are subject to a 4.75% sales load on purchases. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fiscal year and during which the fees were waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser. For performance information current to the most recent month-end, please call 1-855-907-3407.

**	Inception date is December 28, 2016.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
U.S. Government and Agency Obligations	92.9%
Short-Term Investment	1.1%
Purchased Put Options	0.5%
Other Assets in excess of Liabilities	5.5%
100.0%

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

MEASURED RISK STRATEGY FUND
PORTFOLIO OF INVESTMENTS
November 30, 2017

Contracts ^ Expiration Date   Exercise Price   Notional Value     Value           PURCHASED OPTIONS - 0.5% *                                 PURCHASED PUT OPTIONS - 0.5% *                           650     iPath S&P 500 VIX Short-Term Futures ETF   December 2017   $30.50   $ 1,982,500     $ 15,600     4,250     iPath S&P 500 VIX Short-Term Futures ETF   December 2017   $31.00     13,175,000       12,750     144     ProShares Short VIX Short-Term Futures ETN   December 2017   $25.00     360,000       504     908     ProShares Short VIX Short-Term Futures ETN   March 2018   $20.00     1,816,000       37,228           TOTAL PUT OPTIONS PURCHASED (Cost - $204,714)             17,333,500       66,082                                             TOTAL PURCHASED OPTIONS (Cost - $204,714)                     66,082

Principal
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.9% *
$500,000	Federal National Mortgage Association, 0.875% due 12/20/2017 +	499,920
4,000,000	United States Treasury Bill, 0.9500% due 12/07/2017 # +	3,999,394
3,563,000	United States Treasury Bill, 1.2625% due 03/29/2018 # +	3,551,678
2,000,000	United States Treasury Bill, 1.3994% due 05/24/2018 # +	1,989,449
3,357,000	United States Treasury Bill, 1.3950% due 06/21/2018 # +	3,336,498
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $13,377,046)	13,376,939

Shares
	SHORT-TERM INVESTMENT - 1.1% *
160,021	Federated Treasury Obligations Fund - Service Shares, 0.68% **	160,021
	TOTAL SHORT-TERM INVESTMENT (Cost - $160,021)

	TOTAL INVESTMENTS - 94.5% (Cost - $13,741,781)	$13,603,042
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%	789,133
	NET ASSETS - 100.0%	$14,392,175

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

*	Non-income producing security

#	Discount rate as of November 30, 2017.

+	All or a portion of this security is held as collateral for written options. As of November 30, 2017, there were no open written option contracts.

**	Money market fund; rate reflects seven-day effective yield on November 30, 2017.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2017

ASSETS
Investment securities:
At cost	$13,741,781
At value	$13,603,042
Cash at broker for options	789,610
Receivable for fund shares sold	1,993
Interest receivable	2,083
Prepaid expenses and other assets	25,982
TOTAL ASSETS	14,422,710

LIABILITIES
Distribution (12b-1) fees payable	1,435
Investment advisory fees payable	733
Payable for fund shares redeemed	5,017
Payable to related parties	4,950
Trustee Fees	1,688
Other accrued expenses and other liabilities	16,712
TOTAL LIABILITIES	30,535
NET ASSETS	$14,392,175

NET ASSETS CONSIST OF:
Paid in capital	$12,668,588
Accumulated net investment income/(loss)	—
Accumulated net realized gain from security transactions	1,862,326
Net unrealized depreciation of investments and purchased options	(138,739)
NET ASSETS	$14,392,175

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$7,059,605
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	588,037
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.01
Maximum offering price per share (maximum sales charge of 4.75%)	$12.61

Class I Shares:
Net Assets	$7,332,570
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	609,547
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.03

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2017 (a)

INVESTMENT INCOME
Interest	$78,254
TOTAL INVESTMENT INCOME	78,254

EXPENSES
Investment advisory fees	153,506
Distribution (12b-1) fees
Class A	15,524
Legal fees	34,712
Administrative services fees	33,774
Transfer agent fees	24,136
Accounting services fees	21,763
Registration fees	20,260
Compliance officer fees	16,244
Audit and tax fees	15,041
Printing and postage expenses	10,569
Trustees fees and expenses	10,136
Non 12b-1 shareholder servicing fees	4,080
Custodian fees	2,802
Other expenses	1,767
Insurance expense	1,592
TOTAL EXPENSES	365,906

Less: Fees waived by the Adviser	(104,420)

NET EXPENSES	261,486

NET INVESTMENT LOSS	(183,232)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	142,468
Foreign currency translations	(34)
Options purchased	1,870,745
Options written	23,298
2,036,477
Net change in unrealized appreciation (depreciation) on:
Investments	(107)
Options purchased	(138,632)
(138,739)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,897,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,714,506

(a)	Measured Risk Strategy Fund commenced operations on December 28, 2016.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
November 30, 2017 (a)
FROM OPERATIONS:
Net investment loss	$(183,232)
Net realized gain from investments and options written	2,036,477
Net change in unrealized depreciation of investments	(138,739)
Net increase in net assets resulting from operations	1,714,506

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold
Class A	12,923,117
Class I	8,612,447
Redemption fee proceeds
Class A	424
Class I	470
Payments for shares redeemed
Class A	(6,858,336)
Class I	(2,000,453)
Net increase in net assets resulting from shares of beneficial interest	12,677,669

TOTAL INCREASE IN NET ASSETS	14,392,175

NET ASSETS
Beginning of Period	—
End of Period*	$14,392,175
* Includes accumulated net investment income (loss) of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,231,464
Shares Redeemed	(643,427)
Net increase in shares of beneficial interest outstanding	588,037

Class I:
Shares Sold	775,899
Shares Redeemed	(166,352)
Net increase in shares of beneficial interest outstanding	609,547

(a)	Measured Risk Strategy Fund commenced operations on December 28, 2016.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
Class A Shares	November 30, 2017 (1)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (2)	(0.18)
Net realized and unrealized gain on investments and options written and purchased	2.19
Total from investment operations	2.01
Paid-in-Capital From Redemption Fees (3)	0.00
Net asset value, end of period	$12.01
Total return (4,5)	20.10%
Net assets, at end of period (000s)	$7,060
Ratio of gross expenses to average net assets (6,7)	3.07%
Ratio of net expenses to average net assets (7)	2.25%
Ratio of net investment loss to average net assets (7)	(1.65)%
Portfolio Turnover Rate (5,8)	0%

(1)	Measured Risk Strategy Fund commenced operations on December 28, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Annualized.

(8)	Long-term purchases and sales noted during the period; however, none were held at the end of any month during the period.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
Class I Shares	November 30, 2017 (1)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (2)	(0.15)
Net realized and unrealized gain on investments and options written and purchased	2.18
Total from investment operations	2.03
Paid-in-Capital From Redemption Fees (3)	0.00
Net asset value, end of period	$12.03
Total return (4,5)	20.30%
Net assets, at end of period (000s)	$7,333
Ratio of gross expenses to average net assets (6,7)	2.82%
Ratio of net expenses to average net assets (7)	2.00%
Ratio of net investment loss to average net assets (7)	(1.33)%
Portfolio Turnover Rate (5,8)	0%

(1)	Measured Risk Strategy Fund commenced operations on December 28, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Annualized.

(8)	Long-term purchases and sales noted during the period; however, none were held at the end of any month during the period.

See accompanying notes to financial statements.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2017

1.	ORGANIZATION

Measured Risk Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from capital appreciation and income. The Fund commenced operations on December 28, 2016.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the Ftlast quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$13,376,939	$—	$13,376,939
Purchased Put Options	65,578	504	—	66,082
Short-Term Investment	160,021	—	—	160,021
Total	$225,599	$13,377,443	$—	$13,603,042

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2017.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The cash at the broker for written option contracts are reported on the Statement of Assets and Liabilities. As of November 30, 2017, the Fund did not have any open written option contracts.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s November 30, 2017 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. During the period ended November 30, 2017, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, the costs of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $2,941,384 and $3,453,692, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Measured Risk Portfolios, Inc. (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser, with respect to the Measured Risk Strategy Fund, has entered into a Sub-Advisory agreement with Black Peak Capital LLC (the “Sub-Adviser”), and the Adviser compensates the Sub-Adviser out of the investment advisory fee it receives from the Fund. For the period ended November 30, 2017, the Fund incurred $153,506 in advisory fees. The Sub-Adviser was terminated effective October 20, 2017.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% or 2.00% the Fund’s average daily net assets attributable to Class A and Class I shares, respectively. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the period ended November 30, 2017, the Adviser waived fees in the amount of $104,420 which are subject to recoupment through November 30, 2020.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the period ended November 30, 2017, the fund incurred $15,524 in distribution fees for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS. For the period ended November 30, 2017, the Distributor received $1,229 in underwriting commissions for sales of Class A shares, of which $124 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in printing and postage expense in the Statement of Operations.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of November 30, 2017.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Investment Securities at Value	$66,082

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2017.

		Net Change in Unrealized
	Net Realized Gain (Loss)	Appreciation (Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity Contract/Equity Price Risk	$1,870,745	$(138,632)

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

		Net Change in Unrealized
	Net Realized Gain (Loss)	Appreciation (Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$23,298	$—

The notional value of the purchased options outstanding as of November 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on purchased options during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of purchased options activity for the Fund.

The amount of realized gains and losses on written options during the period ended November 30, 2017 as disclosed within the Statement of Operations serves as an indicator of the volume of written options activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund. For the period November 30, 2017, the Fund assessed $424 and $470 in redemption fees for Class A and Class I shares, respectively.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Measured Risk Strategy Fund	$13,603,149	$—	$(107)	$(107)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the period ended November 30, 2017.

As of November 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Unrealized	Total
Ordinary	Long-Term	Appreciation/	Accumulated
Income	Gains	(Depreciation)	Earnings/(Deficits)
$670,447	$1,053,247	$(107)	$1,723,587

The difference between book basis and tax basis undistributed net realized gains and unrealized depreciation from investments is primarily attributable to mark-to-market on open 1256 options contracts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, foreign currency gains/(losses), net operating losses and short-term capital gains resulted in reclassifications for the Fund for the fiscal period ended November 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(9,081)	$183,232	$(174,151)

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

9.       CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2017, TD Ameritrade, Inc. held approximately 99.31% of the voting securities of the Fund.

10.       SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 18, 2017 the Measured Risk Strategy Fund made a short term cap gain distribution of $0.5510 per share for both Class A and I, and a long term cap gain distribution of $0.8552 per share for both Class A and I. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Measured Risk Strategy Fund and
Board of Trustees of Northern Lights Fund Trust IV

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Measured Risk Strategy Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of November 30, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period December 28, 2016 (commencement of operations) through November 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Measured Risk Strategy Fund as of November 30, 2017, the results of its operations, changes in its net assets, and the financial highlights for the period December 28, 2016 (commencement of operations) through November 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2018

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

MEASURED RISK STRATEGY FUND
EXPENSE EXAMPLE (Unaudited)
November 30, 2017

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
Actual	6/1/17	11/30/17	Ratio	6/1/17-11/30/17
Measured Risk Strategy Fund
Class A	$1,000.00	$970.90	2.25%	$11.12
Class I	$1,000.00	$971.70	2.00%	$9.89

		Ending
	Beginning	Account	Annualized	Expenses Paid
Hypothetical*	Account Value	Value	Expense	During Period
(5% return before expenses)	6/1/17	11/30/17	Ratio	6/1/17-11/30/17
Measured Risk Strategy Fund
Class A	$1,000.00	$1,013.79	2.25%	$11.36
Class I	$1,000.00	$1,015.04	2.00%	$10.10

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended November 30, 2017 (183), divided by the number of days in the fiscal year (365).

Measured Risk Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, J.E. Breslin & Co. (management consulting firm to investment advisers), 2009 to present.	[ 1 ]	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust; Trustee, BlueArc Multi-Strategy Fund (since 2014)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	President, TTS Consultants, LLC (financial services), 2010 to present.	[ 1 ]	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2014), Trustee, Northern Lights Fund Trust II (since 2011); Director, Value Line Funds 2008-2010); Director, Value Line, Inc.(2010-2010; Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (since 2003).	[ 1 ]	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust since November 2012.

11/30/17 – NLFT IV_v1

Measured Risk Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012), Vice President, Gemini Fund Services, LLC (2004-2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC, (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013)	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** As of December 31, 2017, the Trust was comprised of 23 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

*** Ira Rothblut resigned from the Board of Trustees of Northern Lights Fund Trust IV effective October 2, 2017.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-907-3407

11/30/17 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3407 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3407.

ADVISER
Measured Risk Portfolios, Inc.
5405 Morehouse Drive, Suite 230
San Diego, California 92121

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 – $13,000

(b)	Audit-Related Fees

2017 – None

(c)	Tax Fees

2017 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2017
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $2,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/6/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/6/18